Summary of Significant Accounting Policies (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Property and equipment, at cost	$ 2,076,710	$ 718,884	$ 88,758
Accumulated depreciation	(1,435,419)	(37,532)	(51,029)
Property and equipment, net	$ 641,291	$ 681,352	$ 37,729